Property, Machinery and Equipment, Net (Detail)	12 Months Ended
Dec. 31, 2024
Administrative buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	31 years
Industrial Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Machinery and equipment in plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	17 years
Ready-mix trucks and motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	11 years
Office equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years